UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2009
                                                 -------------------------------

Check here if Amendment ; Amendment Number:
                                                 --------------------
   This Amendment (Check only one.):   /  / is a restatement.
                                       /  / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Causeway Capital Management LLC
               ------------------------------------------------------
Address:       11111 Santa Monica Blvd
               ------------------------------------------------------
               15th Floor
               ------------------------------------------------------
               Los Angeles, CA 90025
               ------------------------------------------------------

Form 13F File Number:  28-11728
                          --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Gracie V. Fermelia
                 -------------------------------------------------
Title:           Chief Compliance Officer
                 -------------------------------------------------
Phone:           310-231-6107
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gracie V. Fermelia             Los Angeles, CA      November 5, 2009
---------------------------------- -------------------- ------------------------
     [Signature]                     [City, State]             [Date]


X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/  /      13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

/  /      13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                                        ------------------------


Form 13F Information Table Entry Total:                 67
                                                        ------------------------

Form 13F Information Table Value Total:                 $80,139
                                                        ------------------------
                                                               (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


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



                           FORM 13-F INFORMATION TABLE

     COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------------    -------------     -----------  -------- -------------------  ----------  --------  --------------------

                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER
  NAME OF ISSUER         TITLE OF CLASS     CUSIP     (X$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------------    ---------------   ----------- --------  --------  ---  ----  ----------  --------  -------- ------ ----
ALLSTATE CORP           COM               020002101       447    14,599    SH            SOLE       NO       14,599

BANK OF AMERICA
CORPORATION             COM               060505104       462    27,300    SH            SOLE       NO       27,300

BOEING CO               COM               097023105       650    12,000    SH            SOLE       NO       12,000

CAMERON INTERNATIONAL
CORP                    COM               13342B105       643    17,000    SH            SOLE       NO       17,000

CISCO SYS INC           COM               17275R102      400     16,975    SH            SOLE       NO       16,975

DISNEY WALT CO          COM DISNEY        254687106      707     25,748    SH            SOLE       NO       25,748

HALLIBURTON CO          COM               406216101      518     19,100    SH            SOLE       NO       19,100

HARLEY DAVIDSON INC     COM               412822108      495     21,500    SH            SOLE       NO       21,500

HOME DEPOT INC          COM               437076102      429     16,100    SH            SOLE       NO       16,100

METLIFE INC             COM               59156R108      766     20,115    SH            SOLE       NO       20,115

MICROSOFT CORP          COM               594918104      605     23,357    SH            SOLE       NO       23,357

NRG ENERGY INC          COM NEW           629377508      448     15,900    SH            SOLE       NO       15,900

ROCKWELL COLLINS INC    COM               774341101      706     13,888    SH            SOLE       NO       13,888

TRANSOCEAN LTD          REG SHS           H8817H100      671      7,841    SH            SOLE       NO        7,841

UNITEDHEALTH GROUP INC  COM               91324P102      506     20,214    SH            SOLE       NO       20,214
-------------------------------------------------------------------------------------------------------------------------------



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



     COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------------    -------------     -----------  -------- -------------------  ----------  --------  --------------------

                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER
  NAME OF ISSUER         TITLE OF CLASS     CUSIP     (X$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------------    ---------------   ----------- --------  --------  ---  ----  ----------  --------  -------- ------ ----
ZENITH NATL INS CORP    COM               989390109      584     18,900    SH            SOLE       NO       18,900

ASML HOLDING N V        NY REG SHS        N07059186    1,829     61,840    SH            SOLE       NO       61,840

AXA                     SPONSORED ADR     054536107    1,693     62,575    SH            SOLE       NO       62,575

BRITISH AMERN TOB PLC   SPONSORED ADR     110448107    1,995     31,538    SH            SOLE       NO       31,538

ERICSSON L M TEL CO     ADR B SEK 10      294821608    1,721    171,775    SH            SOLE       NO      171,775

FRANCE TELECOM          SPONSORED ADR     35177Q105    2,143     79,609    SH            SOLE       NO       79,609

GLAXOSMITHKLINE PLC     SPONSORED ADR     37733W105        9        235    SH            SOLE       NO          235

HONDA MOTOR LTD         AMERN SHS         438128308      877     28,934    SH            SOLE       NO       28,934

HSBC HOLDINGS PLC       SPON ADR NEW      404280406    2,569     44,793    SH            SOLE       NO       44,793

MITSUBISHI UFJ
FINL GROUP IN           SPONSORED ADR      606822104   1,508    282,412    SH            SOLE       NO      282,412

NOVARTIS A G            SPONSORED ADR      66987V109   2,688     53,364    SH            SOLE       NO       53,364

PRECISION DRILLING TR   TR UNIT            740215108   1,514    228,351    SH            SOLE       NO      228,351

REED ELSEVIER N V       SPONSORED ADR      758204101   2,393    105,887    SH            SOLE       NO      105,887

RIO TINTO PLC           SPONSORED ADR      767204100   1,826     10,725    SH            SOLE       NO       10,725

SANOFI AVENTIS          SPONSORED ADR      80105N105   2,680     72,524    SH            SOLE       NO       72,524

SIEMENS A G             SPONSORED ADR      826197501   3,699     39,788    SH            SOLE       NO       39,788
-------------------------------------------------------------------------------------------------------------------------------

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

     COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------------    -------------     -----------  -------- -------------------  ----------  --------  --------------------

                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER
  NAME OF ISSUER         TITLE OF CLASS     CUSIP     (X$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------------    ---------------   ----------- --------  --------  ---  ----  ----------  --------  -------- ------ ----


TELEFONICA S A          SPONSORED ADR     879382208    2,965     35,759    SH            SOLE       NO       35,759

UBS AG                  SHS NEW           H89231338    2,409    131,584    SH            SOLE       NO      131,584

VODAFONE GROUP
PLC NEW                 SPON ADR NEW      92857W209    1,395     61,999    SH            SOLE       NO       61,999

AMERICA MOVIL
SAB DE CV               SPON ADR L SHS    02364W105    1,701     38,800    SH            SOLE       NO       38,800

AMERICAN ORIENTAL
BIOENGR IN              COM               028731107      569    117,000    SH            SOLE       NO      117,000

AU OPTRONICS CORP       SPONSORED ADR     002255107    1,548    159,867    SH            SOLE       NO      159,867

BANCO BRADESCO S A      SP ADR PFD NEW    059460303    1,758     88,400    SH            SOLE       NO       88,400

BRASIL TELECOM SA       SPONS ADR PFD     10553M101      142      5,400    SH            SOLE       NO        5,400

CELLCOM ISRAEL LTD      SHS               M2196U109      867     28,500    SH            SOLE       NO       28,500

CEMEX SAB DE CV         SPON ADR NEW      151290889      429     33,170    SH            SOLE       NO       33,170

CHECK POINT SOFTWARE
TECH LT                 ORD               M22465104    1,355     47,800    SH            SOLE       NO       47,800

CHINA LIFE INS CO LTD   SPON ADR REP H    16939P106      263      4,000    SH            SOLE       NO        4,000

CHINA MOBILE LIMITED    SPONSORED ADR     16941M109    1,680     34,200    SH            SOLE       NO       34,200

CHINA PETE & CHEM CORP  SPON ADR H SHS    16941R108    2,291     26,900    SH            SOLE       NO       26,900

CHUNGHWA TELECOM
CO LTD                  SPON ADR NEW      17133Q304      428     23,708    SH            SOLE       NO       23,708
-------------------------------------------------------------------------------------------------------------------------------



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


     COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------------    -------------     -----------  -------- -------------------  ----------  --------  --------------------

                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER
  NAME OF ISSUER         TITLE OF CLASS     CUSIP     (X$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------------    ---------------   ----------- --------  --------  ---  ----  ----------  --------  -------- ------ ----
COMPANHIA DE
SANEAMENTO BASI         SPONSORED ADR     20441A102    1,722     45,400    SH            SOLE       NO       45,400

CNOOC LTD               SPONSORED ADR     126132109    1,869     13,800    SH            SOLE       NO      13,800

ICICI BK LTD            ADR               45104G104      143      3,700    SH            SOLE       NO       3,700

INFOSYS TECHNOLOGIES
LTD                     SPONSORED ADR     456788108       82      1,700    SH            SOLE       NO       1,700

ITAU UNIBANCO BANCO
MULTIPL                 SPONS ADR         465562106      485     24,090    SH            SOLE       NO      24,090

LG DISPLAY CO LTD       SPONS ADR REP     50186V102    1,304     91,000    SH            SOLE       NO      91,000

MECHEL OAO              SPONSORED ADR     583840103      665     37,000    SH            SOLE       NO      37,000

MOBILE TELESYSTEMS
OJSC                    SPONSORED ADR     607409109      459      9,500    SH            SOLE       NO       9,500

NETEASE COM INC         SPONSORED ADR     64110W102    1,284     28,100    SH            SOLE       NO      28,100

PETROCHINA CO LTD       SPONSORED ADR     71646E100      830      7,300    SH            SOLE       NO       7,300

PETROLEO BRASILEIRO
SA PETRO                SP ADR NON VTG    71654V101    1,926     49,000    SH            SOLE       NO      49,000

PETROLEO BRASILEIRO
SA PETRO                SPONSORED ADR     71654V408    3,470     75,600    SH            SOLE       NO      75,600

POSCO                   SPONSORED ADR     693483109      114      1,100    SH            SOLE       NO       1,100

SHANDA INTERACTIVE
ENTMT LTD               SPONSORED ADR     81941Q203      804     15,700    SH            SOLE       NO      15,700
-------------------------------------------------------------------------------------------------------------------------------



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


     COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------------    -------------     -----------  -------- -------------------  ----------  --------  --------------------

                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER
  NAME OF ISSUER         TITLE OF CLASS     CUSIP     (X$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------------    ---------------   ----------- --------  --------  ---  ----  ----------  --------  -------- ------ ----

SOHU COM INC            COM               83408W103      124      1,800    SH            SOLE       NO       1,800

TAIWAN SEMICONDUCTOR
MFG LTD                 SPONSORED ADR     874039100    1,818    165,884    SH            SOLE       NO     165,884

TELE NORTE LESTE
PART S A                SPON ADR PFD      879246106      479     25,500    SH            SOLE       NO      25,500

TEVA PHARMACEUTICAL
INDS LTD                ADR               881624209      678     13,424    SH            SOLE       NO      13,424

VALE S A                ADR               91912E105    2,426    104,900    SH            SOLE       NO     104,900

VALE S A                ADR REPSTG PFD    91912E204      209     10,200    SH            SOLE       NO      10,200

YANZHOU COAL MNG
CO LTD                  SPON ADR H SHS    984846105    1,270     88,100    SH            SOLE       NO      88,100
-------------------------------------------------------------------------------------------------------------------------------










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